Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of Components of Accrued Liabilities	Accrued liabilities at December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Accrued interest	$22	$21
Payroll and benefits	17	28
Emissions compliance obligations	16	10
Rebate accrual	7	9
Restructuring and plant closing costs	22	29
Other miscellaneous accruals	22	28
Total	$106	$125